1. NATURE OF BUSINESS (Details Narrative)	Dec. 31, 2020 ha Leases
Alberta permits [Member]
Number of wells	3
Land Area (in hectares) | ha	9,800
Number of leases	10
Peace River [Member]
Land Area (in hectares) | ha	8,704
Ownership percentage	50.00%
Total oil sands leases owned	7